                      THE FINANCE COMPANY OF PENNSYLVANIA
                                  FOUNDED 1871
                                      LOGO

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 1999

                      THE FINANCE COMPANY OF PENNSYLVANIA
                               226 WALNUT STREET
                             PHILADELPHIA, PA 19106

                               BOARD OF DIRECTORS
                             Charles E. Mather III

              Shaun F. O'Malley                             Jonathan D. Scott
           Herbert S. Riband, Jr.                          Frank A. Wood, Jr.

                                    OFFICERS
                        Charles E. Mather III, President
                    Frank A. Wood, Jr., Secretary-Treasurer
                   Doranne H. Case, Asst. Secretary-Treasurer
                     Mary Ellen Christ, Assistant Secretary

                      THE FINANCE COMPANY OF PENNSYLVANIA
                               226 WALNUT STREET
                             PHILADELPHIA, PA 19106

                                 August 2, 1999

TO OUR SHAREHOLDERS:

     The Semi-annual Report of your Company is enclosed. In this unpredictable market and with the long-term trend of declining yields, we will continue to monitor the Company's portfolio diligently.

     At the Annual Meeting April 21, 1999, Charles E. Mather III was re-elected Director for a three-year term. Deloitte & Touche LLP were reappointed as our independent auditors and Cooke & Bieler, Inc. remains as our investment adviser.

     I am most appreciative to the Board and Officers of the Company, and to our shareholders, for their continuing support.


                                           /s/ Charles E. Mather III

                                           Charles E. Mather III, President

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

ASSETS
INVESTMENTS-AT MARKET OR FAIR VALUE (NOTE 1):
     SHORT-TERM SECURITIES
           (IDENTIFIED COST $3,225,748)...............  $ 3,225,078
     U.S. TREASURY NOTES AND BONDS
           (IDENTIFIED COST $5,626,133)...............    5,637,563
     COMMON STOCKS (IDENTIFIED COST $10,362,996)
           INCLUDING AFFILIATE (NOTE 2)...............   55,098,879
                                                        -----------
                TOTAL INVESTMENTS.....................   63,961,520
CASH..................................................       24,149
ACCRUED INTEREST AND DIVIDENDS RECEIVABLE.............      185,150
PREPAID EXPENSES......................................        6,040
OTHER ASSETS..........................................        9,900
                                                        -----------

                TOTAL.................................   64,186,759
                                                        -----------
LIABILITIES
ACCRUED EXPENSES AND TAXES (NOTE 1)...................          652
                                                        -----------
NET ASSETS
NET ASSETS (WITH INVESTMENTS AT MARKET OR FAIR VALUE)
     EQUIVALENT TO $1,160.75 PER SHARE ON SHARES OF
     55,297 $10 PAR VALUE CAPITAL STOCK OUTSTANDING AT
     JUNE 30, 1999 (AUTHORIZED 232,000 SHARES)........  $64,186,107
                                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                         SHORT-TERM SECURITIES -- 5.04%

                                                                        Aggregate
                                                                          Quoted
  Face Value/                                             Identified   Market Price
Principal Amount                                             Cost        (Note 1)
--------------------------------------------------------  ----------   ------------
      2,079,768         FED FUND........................  $2,079,768    $2,079,768
        151,759         FEDERAL TRUST FUND..............     151,759       151,759
         10,000         TREASURY TRUST FUND.............      10,000        10,000
        500,000         TREAS. BILL 4.4%; 10/28/99......     492,955       492,612
        500,000         TREAS. BILL 4.4%; 11/18/99......     491,266       490,939
                                                          ----------    ----------
                        TOTAL...........................   3,225,748     3,225,078
                                                          ----------    ----------

                     U.S. TREASURY NOTES AND BONDS -- 8.82%

      Principal
       Amount
---------------------
        700,000         U.S. TREASURY NOTES 7 7/5% DUE
                             1/31/00....................  $  699,865       710,063
        500,000         U.S. TREASURY NOTES 5 3/8% DUE
                             6/30/00....................     499,480       499,531
      1,000,000         U.S. TREASURY NOTES 7 7/8% DUE
                             8/15/01....................   1,024,228     1,045,000
        750,000         U.S. TREASURY NOTES 6 3/8% DUE
                             8/15/02....................     756,071       764,531
      1,000,000         U.S. TREASURY NOTES 7 1/4% DUE
                             8/15/04....................   1,080,332     1,062,813
        500,000         U.S. TREASURY NOTES 6 1/2% DUE
                             5/15/05....................     498,128       516,250
      1,000,000         U.S. TREASURY NOTES 7 5/8% DUE
                             2/15/07....................   1,068,029     1,039,375
                                                          ----------    ----------
                        TOTAL...........................   5,626,133     5,637,563
                                                          ----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 1999
                                  (UNAUDITED)

                            COMMON STOCKS -- 86.14%

                                                                        Aggregate
                                                                          Quoted
       Number                                             Identified   Market Price
      of Shares                                              Cost        (Note 1)
---------------------                                     ----------   ------------
                        PETROLEUM AND MINING -- 7.87%
         32,000         EXXON CORP......................  $   91,444   $ 2,468,000
         20,000         MOBIL CORP. ....................      62,715     1,975,000
         30,000         PENN VIRGINIA CORP. ............      22,382       592,500
                                                          ----------   -----------
                        TOTAL...........................     176,541     5,035,500
                                                          ----------   -----------
                        BANKING, INSURANCE AND FINANCIAL
                        HOLDING COMPANIES -- 42.39%
         16,500         MARSH & MCLENNAN, INC. .........     428,862     1,248,844
        434,000         PNC BANK CORP. .................     262,209    25,009,250
         10,000         STATE STREET CORP. .............     152,542       853,750
                                                          ----------   -----------
                        TOTAL...........................     843,613    27,111,844
                                                          ----------   -----------
                        MANUFACTURING AND DIVERSIFIED -- 20.44%
          7,000         AVON PRODUCTS...................     190,663       388,500
          5,000         BOEING CO. .....................     245,663       220,000
         19,000         CORNING INC. ...................     561,722     1,332,375
         29,000         DOVER CORP. ....................     261,750     1,015,000
          6,000         DOW CHEMICAL CO. ...............     116,338       761,250
         12,000         EMERSON ELECTRIC................     181,980       755,250
         28,500         GENUINE PARTS ..................     469,072       997,500
         22,500         HASBRO .........................     422,456       628,594
         10,000         INT'L BUSINESS MACHINES.........     256,675     1,292,500
         10,000         MINNESOTA MINING & MFG. CO. ....     170,764       869,375
         18,000         MOTOROLA .......................     839,381     1,705,500
         15,766         NEWELL RUBBERMAID INC. .........     474,275       731,148
         16,000         RAYCHEM ........................     374,988       592,000
         10,000         SNAP-ON INC. ...................     302,187       361,875
         30,000         SHERWIN WILLIAMS CO. ...........     481,800       832,500
         10,000         XEROX CORP. ....................     234,100       590,625
                                                          ----------   -----------
                        TOTAL...........................   5,583,814    13,073,992
                                                          ----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 1999
                                  (UNAUDITED)

                           COMMON STOCKS -- CONCLUDED

                                                                        Aggregate
                                                                          Quoted
       Number                                            Identified    Market Price
      of Shares                                             Cost         (Note 1)
---------------------                                    -----------   ------------
                        DRUGS AND PHARMACEUTICALS -- 3.19%
         10,000         BECTON, DICKINSON CO...........  $   307,161   $   300,000
          8,000         JOHNSON & JOHNSON..............       88,070       784,000
         13,000         MERCK & CO. ...................      146,402       957,125
                                                         -----------   -----------
                        TOTAL..........................      541,633     2,041,125
                                                         -----------   -----------
                        COMMUNICATIONS -- 2.04%
         20,000         BELL ATLANTIC CORP. ...........      178,287     1,307,500
                                                         -----------   -----------
                        FOOD/RETAIL MERCHANDISING -- 1.94%
         20,000         COCA COLA CO. .................       23,981     1,240,000
                                                         -----------   -----------
                        INTERNATIONAL FUNDS -- 3.62%
         80,496         SCUDDER INT'L EQUITY INVEST.
                             TR. ......................    1,943,728     2,315,061
                                                         -----------   -----------
                        SMALL CAP FUNDS -- 1.38%
         69,881         KALMAR SMALL CAP FUND..........    1,000,000       883,997
                                                         -----------   -----------
                        DIVERSIFIED HOLDING -- 3.27%
            732         PENNSYLVANIA WAREHOUSING AND
                             SAFE DEPOSIT COMPANY (NOTE
                             2)........................       71,399     2,089,860
                                                         -----------   -----------
                        TOTAL COMMON STOCKS............   10,362,996    55,098,879
                                                         -----------   -----------
                        TOTAL INVESTMENTS..............  $19,214,877   $63,961,520
                                                         ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME:
     INCOME:
           DIVIDENDS (INCLUDING DIVIDENDS FROM
                AFFILIATE -- NOTE 2)....................   $  671,836
           INTEREST.....................................      197,467
                                                           ----------
                TOTAL...................................      869,303
     EXPENSES:
           COMPENSATION....................  $    50,925
           TAXES OTHER THAN INCOME TAXES...       13,388
           DIRECTORS' FEES.................       25,875
           INVESTMENT ADVISORY FEES (NOTE
             5)............................       64,413
           LEGAL...........................        5,520
           AUDITING & ACCOUNTING...........       25,600
           CUSTODIAN.......................        8,351
           INSURANCE.......................        9,486
           OTHER OFFICE AND
             ADMINISTRATIVE................       19,964
                                             -----------
                TOTAL...................................      223,522
                                                           ----------
     NET INVESTMENT INCOME..............................      645,781
                                                           ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  (NOTE 3):
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS
           (EXCLUDING SHORT-TERM
             INVESTMENTS):
           PROCEEDS FROM SALES.............  $ 2,083,458
           COST OF SECURITIES SOLD.........    1,544,602
                                             -----------
                NET REALIZED GAIN.......................      538,856
     UNREALIZED APPRECIATION OF
        INVESTMENTS:
           AT JANUARY 1, 1999..............   40,400,846
           AT JUNE 30, 1999................   44,746,645
                                             -----------
     INCREASE IN NET UNREALIZED APPRECIATION............    4,345,799
                                                           ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............    4,884,655
                                                           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....   $5,530,436
                                                           ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                   FOR THE SIX MONTHS ENDED JUNE 30, AND THE
                          YEAR ENDED DECEMBER 31, 1998
                                  (UNAUDITED)

                                               1999          1998
                                            -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
     NET INVESTMENT INCOME................  $   645,781   $ 1,432,797
     NET REALIZED GAIN ON INVESTMENTS.....      538,856     3,508,789
     (DECREASE) INCREASE IN NET UNREALIZED
        APPRECIATION ON INVESTMENTS.......    4,345,799    (1,422,815)
     CAPITAL GAINS TAX PAYABLE ON BEHALF
        OF SHAREHOLDERS (NOTE 1)..........           --    (1,218,450)
                                            -----------   -----------
     NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS...................    5,530,436     2,300,321
     UNDISTRIBUTED INVESTMENT INCOME
        INCLUDED IN PRICE OF SHARES
        REDEEMED..........................       (3,082)       (4,941)
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS INCLUDED IN PRICE OF
        SHARES REDEEMED...................       (3,684)      (27,502)
     DIVIDENDS TO SHAREHOLDERS FROM NET
        INVESTMENT INCOME.................     (346,566)   (1,427,702)
CAPITAL SHARE TRANSACTIONS:
     (EXCLUSIVE OF AMOUNTS ALLOCATED TO
        INVESTMENT INCOME AND NET REALIZED
        GAIN FROM SECURITY TRANSACTIONS)
        (NOTE 1):
           COST OF SHARES OF CAPITAL STOCK
             REDEEMED.....................     (573,475)     (621,152)
                                            -----------   -----------
     TOTAL INCREASE IN NET ASSETS.........    4,603,629       219,024
NET ASSETS:
     BEGINNING OF YEAR....................   59,582,478    59,363,454
                                            -----------   -----------
     END OF PERIOD [INCLUDING
        UNDISTRIBUTED NET INVESTMENT
        INCOME (LOSS) OF $26,829 AND
        ($269,302) RESPECTIVELY]..........  $64,186,107   $59,582,478
                                            ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 1999

1. SIGNIFICANT ACCOUNTING POLICIES
     The Company is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 520 shares of capital stock redeemed during the period ended June 30, 1999.

     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Portfolio Valuation
     Investments are valued using published bid quotes as of June 30, 1999. Costs used to determine realized gain or loss from securities transactions are those of the specific securities sold. Investments in non-marketable securities are valued at fair value as determined by the Board of Directors (see Note 2).

Federal Income Taxes
     No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Equalization
     The Company follows the accounting practices known as "equalization" by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on

                                  (UNAUDITED)

redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Use of Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

Other
     As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

2. NON-MARKETABLE SECURITY OF AFFILIATE
     There is no ready market for the below listed security. Fair value is established by the Board of Directors of The Finance Company of Pennsylvania.

     The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a "control person," it would be necessary to register said shares under the Securities Act of 1933 prior to their sale.

                                June 30, 1999               6 Months
                      ---------------------------------   Ended 6/30/99
                      Percent   Identified      Fair        Dividend
Shares                 Owned       Cost        Value         Income
------                -------   ----------   ----------   -------------
732     Pennsylvania
        Warehousing
        and Safe
        Deposit
        Company       16.92%     $71,399     $2,089,860      $29,280
                      ======     =======     ==========      =======

                                  (UNAUDITED)

3. PURCHASES AND SALES OF SECURITIES
     The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended June 30, 1999 (excluding U.S. Government short-term securities) were:

                               Historical                     Cost of
                                 Cost of     Proceeds from   Securities
                               Investments     Sales and      Sold and
                                Purchased     Maturities      Matured
                               -----------   -------------   ----------
Common stocks................  $  439,599     $2,083,458     $1,544,602
Short-term securities........   4,468,512      5,069,387      5,069,387
U.S. Treasury Notes..........   1,071,250        900,000        900,000
                               ----------     ----------     ----------
     Total...................  $5,979,361     $8,052,845     $7,513,989
                               ==========     ==========     ==========

4. LEASE
     The Company rents office space under a lease expiring in April 2000. The lessor Company's President also serves on the Board of Directors of the Company. Minimum annual rental for this space is $5,400.

5. OTHER INFORMATION FOR THE SIX MONTHS ENDED
   JUNE 30, 1999
     Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of officers amounted to $50,925.

     Investment advisory fees payable monthly to Cooke & Bieler, Inc. are based on the monthly closing portfolio value, less the value of certain investments at an annual rate of .5 of 1%.

                        CONDENSED FINANCIAL INFORMATION

                                  (UNAUDITED)

Selected data for each share of capital stock outstanding throughout each period:

                                    Six Months
                                    Ended June 30,   Year Ended December 31,
                                    --------------   -----------------------------------------
                                         1999          1998        1997       1996      1995
                                    ----------------------------------------------------------
Investment income................     $   15.56      $   33.33   $   32.49   $ 32.33   $ 30.77
Expenses.........................          4.00           7.84        7.27      6.68      5.97
                                      ---------      ---------   ---------   -------   -------
Net investment income............         11.56          25.49       25.22     25.65     24.80
Dividends from net investment
  income.........................         (6.25)        (25.54)     (25.33)   (25.67)   (26.73)
Net realized gain (loss) and
  increase (decrease) in
  unrealized appreciation........         87.98          15.40      224.41     90.93    170.09
                                      ---------      ---------   ---------   -------   -------
Net increase (decrease) in net
  asset value....................         93.29          15.35      224.30     90.91    168.16
Net asset value:
  Beginning of year..............      1,067.46       1,052.11      827.81    736.90    568.74
                                      ---------      ---------   ---------   -------   -------
  End of year....................     $1,160.75      $1,067.46   $1,052.11   $827.81   $736.90
                                      =========      =========   =========   =======   =======
Annual ratio of expenses to
  average net assets.............          0.74%*         0.74%       0.78%     0.86%     0.89%
Annual ratio of net investment
  income to average net assets...          2.10%*         2.42%       2.68%     3.32%     3.72%
Annual portfolio turnover rate...          5.78%*         8.13%      10.44%     5.29%     4.67%
Number of shares outstanding at
  end of period (in thousands)...            55             55          56        58        58

* Annualized.

                    CHANGES IN THE PORTFOLIO OF INVESTMENTS
                     (EXCLUSIVE OF SHORT-TERM INVESTMENTS)
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999

                                   PURCHASES

                                            Changes       Balance
                                             During       June 30,
                                           the Period       1999
                                           ----------   ------------
                                               Number of Shares
                                           -------------------------

Becton, Dickinson & Co...................     10,000        10,000
Raychem..................................      5,000        16,000

                                               Principal Amount
                                           -------------------------
U.S. Treasury Bond 7.625 due 2/15/07.....  1,000,000     1,000,000

                                     SALES

                                               Number of Shares
                                           -------------------------
AMP......................................     16,753            --
Corning Inc. ............................      4,000        19,000
Int'l Business Machines..................      1,000        10,000
Motorola.................................      6,000        18,000
Pall Corp. ..............................     25,000            --

                                  STOCK SPLITS

                                               Number of Shares
                                           -------------------------
Hasbro...................................      7,500        22,500
Int'l Business Machines..................      5,000        10,000
Merck & Co. .............................      6,500        13,000
Xerox Corp. .............................      5,000        10,000

                                 STOCK MERGERS

                                               Number of Shares
                                           -------------------------
Newell Rubbermaid Inc. ..................     15,766        15,766

                    OTHER INFORMATION RELATING TO THE ANNUAL
                              SHAREHOLDERS MEETING

     Of 55,617 shares of common stock of the company outstanding and entitled to vote, a total of 53,366 shares were represented either in person or by proxy at the annual shareholders meeting held on April 21, 1999.

     Votes totaling 53,041 were cast for Charles E. Mather III, to serve as director of the company for a three-year period. There were 325 abstentions.

     Votes cast for the ratification of the selection of Deloitte & Touche LLP as auditors of the company for the period April 21, 1999 to April 19, 2000 totalled 53,366.